Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 100.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.(a)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	1,126,954
Arizona 2.1%
Arizona Industrial Development Authority(b)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	3,610,869
Series 2021A
07/01/2051	6.000%	500,000	554,545
Arizona Industrial Development Authority
Revenue Bonds
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	1,400,000	1,580,633
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien Airport
Series 2019B
07/01/2044	4.000%	2,000,000	2,309,649
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,192,439
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	1,200,000	1,357,671
02/15/2046	5.000%	1,500,000	1,676,173
Series 2018
02/15/2048	5.000%	230,000	267,669
Maricopa County Industrial Development Authority(b)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,740,660
Total			16,290,308
California 6.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	500,000	621,742
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,575,627
04/01/2041	5.000%	250,000	308,231
California Municipal Finance Authority(b),(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,624,681
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,409,526
California Statewide Communities Development Authority(b)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,184,452
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,858,921
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	20,000	20,605
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	549,713
City of Santa Maria Water & Wastewater(a)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,671,241
Compton Unified School District(a)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,249,003
Columbia High Yield Municipal Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Empire Union School District(a)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,664,303
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Subordinated Series 2014C
01/15/2043	4.000%	5,248,000	6,050,737
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	12,500,000	12,915,648
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	1,189,979
Hastings Campus Housing Finance Authority(a),(b)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,887,408
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	8,209,251
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,169,921
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,081,813
Total			53,279,502
Colorado 4.8%
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	1,091,476
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	6,630,936
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(b)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	769,147
07/01/2061	4.000%	1,225,000	1,307,057
Colorado Health Facilities Authority(e)
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	1,108,761
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	3,718,031
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	5,378,288
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	4,309,803
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,034,906
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,393,000	1,440,939
Peak Metropolitan District No. 1(b)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	1,265,462
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,348,708
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,553,233
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2051	5.000%	3,000,000	3,351,580
Total			38,308,327

2	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.5%
Connecticut State Health & Educational Facility Authority(b)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,953,454
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,252,018
Series 2018E
09/15/2037	5.000%	500,000	631,750
Total			3,837,222
District of Columbia 0.4%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	764,905
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,614,465
Total			3,379,370
Florida 9.4%
Capital Trust Agency, Inc.(b)
04/27/2021
07/01/2056	5.000%	4,000,000	4,728,887
Revenue Bonds
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	3,500,000	4,091,279
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	265,904
01/01/2056	5.000%	1,000,000	1,175,919
Capital Trust Agency, Inc.(b),(d)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	1,037,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,136,000
Capital Trust Agency, Inc.(a),(b)
Subordinated
07/01/2061	0.000%	30,000,000	3,592,443
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,712,654
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,390,709
City of Tampa(a)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	546,052
County of Broward Airport System(c)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	700,000	806,708
County of Miami-Dade
Prerefunded 10/01/22 Revenue Bonds
Subordinated Series 2012B
10/01/2037	5.000%	1,530,000	1,610,600
County of Miami-Dade(a)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,653,307
County of Miami-Dade Aviation(c)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	3,000,000	3,713,442
County of Osceola Transportation(a)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	674,518
Series 2020A-2
10/01/2046	0.000%	3,175,000	1,412,593
10/01/2048	0.000%	2,000,000	824,623
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	3,000,000	3,431,433
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	2,310,389
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2043	6.125%	2,000,000	2,051,555

Columbia High Yield Municipal Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(b)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,679,915
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,452,827
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	2,216,240
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,530,620
Florida Development Finance Corp.(b),(c)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	2,000,000	2,197,633
Greater Orlando Aviation Authority(c)
Revenue Bonds
Series 2019A
10/01/2054	5.000%	1,500,000	1,855,588
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	2,000,000	2,444,951
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,324,336
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,898,381
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,831,661
Seminole County Industrial Development Authority(b)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	930,568
06/15/2056	4.000%	705,000	783,976
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns County Industrial Development Authority(d)
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	0.000%	3,725,000	2,607,500
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,298
Total			74,205,509
Georgia 3.2%
City of Atlanta Department of Aviation(c)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2037	4.000%	1,710,000	2,009,770
07/01/2040	4.000%	1,000,000	1,167,562
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,512,061
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	1,155,000	1,155,000
Georgia State Road & Tollway Authority(b),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,778,601
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	421,132
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,073,831
Savannah Economic Development Authority
Prerefunded 01/01/24 Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	4,058,245

4	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Georgia
Unlimited General Obligation Refunding Bonds
Bidding Group 1
Series 2021A
07/01/2032	5.000%	5,000,000	6,869,997
Total			25,046,199
Guam 0.6%
Territory of Guam(g)
Refunding Revenue Bonds
Series 2021A
11/01/2040	5.000%	1,000,000	1,255,927
Territory of Guam(e),(g)
Refunding Revenue Bonds
Series 2021F
01/01/2042	4.000%	2,750,000	3,134,914
Total			4,390,841
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	3,479,768
Illinois 10.4%
Chicago Board of Education(b)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,945,563
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	2,015,501
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,236,725
Series 2011A
12/01/2041	5.000%	1,110,000	1,121,531
Series 2012A
12/01/2042	5.000%	1,000,000	1,044,462
Series 2016B
12/01/2046	6.500%	1,500,000	1,867,091
Series 2018D
12/01/2046	5.000%	5,000,000	5,322,292
Series 2021A
12/01/2041	5.000%	1,400,000	1,769,782
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	620,938
Chicago O’Hare International Airport(c)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	5,000,000	6,082,421
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	951,484
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,249,990
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	4,021,484
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,134,926
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,143,103
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	653,911
Illinois Finance Authority
Refunding Revenue Bonds
Social Bonds - LEARN Charter School Project
Series 2021
11/01/2056	4.000%	750,000	856,883
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2042	5.000%	2,500,000	3,153,722
06/15/2050	4.000%	1,200,000	1,364,533
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,482,663

Columbia High Yield Municipal Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(a),(e)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,787,585
06/15/2038	0.000%	3,000,000	1,948,389
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	2,000,000	2,292,913
Series 2016
01/01/2041	5.000%	3,830,000	4,341,226
Series 2017A
12/01/2035	5.000%	1,345,000	1,608,341
12/01/2038	5.000%	3,000,000	3,567,203
Series 2018A
05/01/2032	5.000%	2,500,000	3,039,456
05/01/2040	5.000%	4,000,000	4,783,541
05/01/2041	5.000%	3,910,000	4,664,620
05/01/2042	5.000%	2,800,000	3,328,446
05/01/2043	5.000%	3,000,000	3,560,665
Series 2020
05/01/2039	5.500%	570,000	734,093
05/01/2045	5.750%	750,000	967,709
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,224,970
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	559,000	559,509
Total			82,447,671
Indiana 0.1%
Indiana Finance Authority
Refunding Revenue Bonds
US Steel Corp. Project
Series 2021
12/01/2026	4.125%	500,000	544,847
Iowa 3.1%
Iowa Finance Authority(f)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,007,801	2,302,098
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	4,461,698
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	2,027,106
05/15/2048	5.000%	2,475,000	2,868,884
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,355,262
Iowa Tobacco Settlement Authority(a)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	9,399,730
Total			24,414,778
Kansas 0.9%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	3,443,782
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,635,000	3,636,302
Total			7,080,084
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,157,438
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,834,052
Total			2,991,490
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	29,990

6	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,147,225
Louisiana Public Facilities Authority(c)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	4,420,000	4,726,012
Parish of St. James(b)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	5,038,666
Total			10,941,893
Maryland 1.0%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,694,090
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	3,066,379
Total			7,760,469
Massachusetts 1.2%
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,180,276
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,234,756
Massachusetts Development Finance Agency(a)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	975,288	662,264
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,606,653
Series 2016J
07/01/2033	3.500%	1,385,000	1,417,528
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2034	3.625%	1,515,000	1,596,910
Total			9,698,387
Michigan 1.6%
Michigan Finance Authority(a)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	5,077,388
Michigan Finance Authority
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	690,849
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	415,000	524,664
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	5,000,000	6,049,964
Total			12,342,865
Minnesota 1.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,471,479
07/01/2050	6.125%	1,500,000	1,476,900
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,970,000	1,951,125
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	521,954
05/01/2051	5.000%	1,500,000	1,555,948
Minneapolis/St. Paul Housing Finance Board(c)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA)
12/01/2038	5.000%	37	37

Columbia High Yield Municipal Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,245,000	1,908,250
Total			10,885,693
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,065,790
Series 1992B
04/01/2022	6.700%	230,000	238,028
Total			2,303,818
Missouri 1.3%
Kansas City Industrial Development Authority(b)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,900,000	1,967,082
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	5,064,555
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,307,700
Total			10,339,337
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,405,046
Nebraska 0.7%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,234,930
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.0%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	545,211
City of Reno(a),(b)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	17,500,000	3,102,146
State of Nevada Department of Business & Industry(b)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,782,736
Series 2018A
12/15/2048	5.000%	1,500,000	1,650,182
Total			8,080,275
New Hampshire 0.9%
New Hampshire Business Finance Authority(b),(c)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	1,855,000	1,995,415
New Hampshire Business Finance Authority(b)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	4,006,481
New Hampshire Health and Education Facilities Authority Act(d)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,500,000	1,275,000
Total			7,276,896
New Jersey 4.9%
Middlesex County Improvement Authority(d)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority
Prerefunded 06/15/24 Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	280,000	317,574

8	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	25,000	29,676
Revenue Bonds
New Jersey Transit Transportation Project
Series 2020A
11/01/2044	4.000%	2,000,000	2,307,346
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,200,000	1,494,474
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,356,392
Series 2015WW
06/15/2040	5.250%	350,000	406,402
New Jersey Economic Development Authority(c)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,055,516
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Subordinated Series 2013-1B
12/01/2043	4.750%	5,000,000	5,164,184
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,575,307
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	3,119,382
Series 2019
12/15/2039	5.000%	640,000	806,831
Revenue Bonds
Series 2019BB
06/15/2044	5.000%	1,000,000	1,231,083
06/15/2050	5.000%	4,945,000	6,077,439
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	2,004,709
Series 2019
06/15/2046	5.000%	5,000,000	6,151,506
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	712,223
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	1,002,855
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,218,133
Total			39,031,045
New York 4.4%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,489,654
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	841,287
Glen Cove Local Economic Assistance Corp.(f)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,677,985
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	250,000	276,663
Jefferson County Industrial Development Agency(b),(c)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	1,582,487
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019D-1
09/01/2022	5.000%	2,000,000	2,093,510
BAN Series 2019F
11/15/2022	5.000%	1,200,000	1,267,983
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,961,208
Nassau County Tobacco Settlement Corp.(a)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	2,014,800

Columbia High Yield Municipal Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,594,025
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	5,500,000	6,894,947
10/01/2045	4.375%	2,500,000	2,963,572
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	3,000,000	3,244,810
Total			34,902,931
North Carolina 2.6%
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,869,280	3,077,385
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	3,500,000	3,942,424
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,453,073
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,168,984
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,646,652
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,280,766
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,454,554
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,594,208
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(a)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	1,116,756
Total			20,734,802
Ohio 3.0%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	10,400,000	12,093,674
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	2,063,820
Hickory Chase Community Authority(b)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,410,000	1,544,935
Lake County Port & Economic Development Authority(b),(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,988,000
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	528,735
Ohio Air Quality Development Authority(b),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	587,135
State of Ohio(c)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
12/31/2039	5.000%	4,100,000	4,617,994
Total			23,424,293
Oregon 0.9%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,094,872

10	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,380,699
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,065,000	1,128,464
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2056	5.000%	1,500,000	1,759,322
Total			7,363,357
Pennsylvania 3.3%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,567,530
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,819,430
Dauphin County Industrial Development Authority(c)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,757,325
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	2,049,608
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,138,158
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,826,389
Pennsylvania Economic Development Financing Authority(b),(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,622,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,938,882
06/30/2042	5.000%	3,700,000	4,321,940
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,154,000
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,927,505
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,159,005
Total			26,282,272
Puerto Rico 4.5%
Commonwealth of Puerto Rico(d),(g)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	9,600,000	8,148,000
Puerto Rico Electric Power Authority(d),(g)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,955,000
Series 2010XX
07/01/2040	0.000%	7,000,000	6,868,750
Puerto Rico Highway & Transportation Authority(d),(g)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	1,000,000	531,250
Series 2007M
07/01/2037	0.000%	3,055,000	1,622,969
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,000,000	531,250
Puerto Rico Sales Tax Financing Corp.(a),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	33,500,000	11,151,771
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	4,000,000	4,621,436
Total			35,430,426

Columbia High Yield Municipal Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.1%
Rhode Island Student Loan Authority(c)
Refunding Revenue Bonds
Series 2018A
12/01/2034	3.500%	1,090,000	1,133,531
South Carolina 1.4%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	1,000,000	1,270,376
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	762,764
05/01/2048	5.125%	1,500,000	1,526,337
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,445,296
South Carolina Jobs-Economic Development Authority(b),(c)
Revenue Bonds
Green Bonds - Last Step Recycling Project
Series 2021
06/01/2051	6.500%	3,000,000	3,145,237
Total			11,150,010
Tennessee 1.2%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,750,000	4,022,455
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	5,085,000	5,462,176
Total			9,484,631
Texas 7.0%
Angelina & Neches River Authority(b),(c)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	3,000,000	3,040,827
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,774,463
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(c)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,799,652
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	1,600,000	1,848,335
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	2,850,000	3,100,474
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	4,023,724
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	3,500,000	2,568,783
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	2,630,000	2,076,420
Series 2016A-1
07/01/2046	5.000%	950,000	987,916
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	860,000
Series 2015A
07/01/2047	5.000%	1,000,000	860,000
Westminster Project
Series 2021
11/01/2055	4.000%	500,000	566,894
New Hope Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	1,095,895
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,593,266
Port Beaumont Navigation District(b),(c)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	2,069,847

12	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,726,885
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,092,360
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,234,882
Sanger Industrial Development Corp.(b),(c),(d)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,100,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	1,000,000	1,168,151
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	7,642,653
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,415,627
12/31/2055	5.000%	3,515,000	3,936,236
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	583,720
Total			55,404,510
Unknown State 0.6%
Eagle Brook Meadows Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,581,241
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lanterns Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,820,842
Pronghorn Valley Metropolitan District
Limited General Obligation Bonds
Series 2021A
12/01/2051	4.000%	650,000	654,873
Total			5,056,956
Utah 0.6%
Red Bridge Public Infrastructure District No. 1(b)
Limited General Obligation Bonds
Series 2021-1A
02/01/2041	4.125%	500,000	523,568
02/01/2051	4.375%	1,100,000	1,155,303
Subordinated Series 2021B
08/15/2051	7.375%	600,000	608,214
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2037	5.000%	2,000,000	2,416,914
Total			4,703,999
Virginia 3.4%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,570,683
City of Chesapeake Expressway Toll Road(f)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	8,271,686
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,313,959
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	5,033,102
Virginia Small Business Financing Authority(c)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	7,925,000	9,491,562
Total			26,680,992

Columbia High Yield Municipal Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 4.5%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	3,825,000	3,946,522
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,683,297
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,392,668
12/01/2045	6.250%	2,500,000	2,790,002
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,229,161
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	6,000,000	7,136,727
Washington State Housing Finance Commission(b)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,346,572
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,368,910
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	3,800,000	4,287,767
Total			35,181,626
Wisconsin 3.5%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	3,053,594
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,887,038
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(b)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,538,293
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,921,172
Public Finance Authority(c),(e)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	5,000,000	5,116,380
Wisconsin Center District(a)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	4,217,105
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	3,223,631
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	939,933
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	800,411
Total			27,697,557
Total Municipal Bonds (Cost $734,407,339)			791,755,417

Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	205,367	205,346
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	4,879,715	4,879,715
Total Money Market Funds (Cost $5,085,082)		5,085,061
Total Investments in Securities (Cost $739,492,421)		796,840,478
Other Assets & Liabilities, Net		(5,902,632)
Net Assets		$790,937,846

14	Columbia High Yield Municipal Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $128,636,469, which represents 16.26% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2021, the total value of these securities amounted to $37,174,465, which represents 4.70% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2021.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2021, the total value of these securities amounted to $39,821,267, which represents 5.03% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund | Quarterly Report 2021	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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